LOANS AND OTHER FINANCING - Changes in gross carrying amount and corresponding expected credit losses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
LOANS AND OTHER FINANCING
Financial assets at beginning of period	$ 4,054,543,851
Financial assets at end of period	4,108,605,647	$ 4,054,543,851
Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets at beginning of period	1,088,608,893	1,669,234,757
Additions	1,677,516,637	952,686,596
Disposals	(390,167,767)	(412,845,422)
Interest accrual	274,216,146
Net changes of financial assets		148,253,756
Write-Offs	(12,327,162)	(34,044,264)
Portfolio sale	(1,088,576)	(12,661,115)
Exchange Differences and Others	13,141,780	68,653,176
Result from exposure to changes in the purchasing power of money	(430,448,753)	(1,290,668,591)
Financial assets at end of period	2,219,451,198	1,088,608,893
Stage 1 | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets at beginning of period	989,512,911	1,478,516,294
Transfers 1 to 2	(3,584,917)	(8,523,510)
1 to 3	(8,343,147)	(660,712)
2 to 1	7,911,551	5,405,651
3 to 1	107,992	56,514
Additions	1,677,516,637	952,686,596
Disposals	(354,189,251)	(371,850,792)
Interest accrual	191,551,079
Net changes of financial assets		129,351,784
Write-Offs	(113,143)	(4,005,087)
Exchange Differences and Others	10,331,332	13,408,571
Result from exposure to changes in the purchasing power of money	(396,703,746)	(1,204,872,398)
Financial assets at end of period	2,113,997,298	989,512,911
Stage 2 | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets at beginning of period	72,291,673	127,178,904
Transfers 1 to 2	3,584,917	8,523,510
2 to 3	(329,657)	(440,335)
2 to 1	(7,911,551)	(5,405,651)
3 to 2	780,268	83,144
Disposals	(15,174,497)	(25,565,367)
Interest accrual	53,255,197
Net changes of financial assets		7,881,815
Write-Offs	(90,757)	(9,162,243)
Exchange Differences and Others	1,254,587	39,044,792
Result from exposure to changes in the purchasing power of money	(31,196,726)	(69,846,896)
Financial assets at end of period	76,463,454	72,291,673
Stage 3 | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets at beginning of period	26,804,309	63,539,559
1 to 3	8,343,147	660,712
2 to 3	329,657	440,335
3 to 2	(780,268)	(83,144)
3 to 1	(107,992)	(56,514)
Disposals	(20,804,019)	(15,429,263)
Interest accrual	29,409,870
Net changes of financial assets		11,020,157
Write-Offs	(12,123,262)	(20,876,934)
Portfolio sale	(1,088,576)	(12,661,115)
Exchange Differences and Others	1,555,861	16,199,813
Result from exposure to changes in the purchasing power of money	(2,548,281)	(15,949,297)
Financial assets at end of period	28,990,446	26,804,309
Expected credit losses
LOANS AND OTHER FINANCING
Financial assets at beginning of period	37,997,200	82,881,719
Transfers 1 to 2	913,927	425,654
1 to 3	1,538,371	478,633
2 to 3	309,484	153,541
2 to 1	(756,285)	(149,963)
3 to 2	(530,581)	(33,455)
3 to 1	(65,516)	(23,087)
Additions	13,417,776	24,724,340
Disposals	(6,987,656)	(43,628,494)
Interest accrual	34,764,331
Net changes of financial assets		6,598,496
Write-Offs	(12,327,162)	(34,044,264)
Portfolio sale	(1,003,942)	(12,330,922)
Exchange Differences and Others	757,605	50,114,576
Result from exposure to changes in the purchasing power of money	(18,654,518)	(37,169,574)
Financial assets at end of period	49,373,034	37,997,200
Expected credit losses | Stage 1
LOANS AND OTHER FINANCING
Financial assets at beginning of period	9,928,780	20,585,901
Transfers 1 to 2	(116,985)	(317,362)
1 to 3	(28,650)	(10,662)
2 to 1	361,569	92,656
3 to 1	2,080	1,067
Additions	13,417,776	24,724,340
Disposals	(1,733,279)	(26,714,512)
Interest accrual	2,117,862
Net changes of financial assets		115,913
Write-Offs	(113,143)	(4,005,087)
Exchange Differences and Others	37,884	6,053,376
Result from exposure to changes in the purchasing power of money	(5,355,255)	(10,596,850)
Financial assets at end of period	18,518,639	9,928,780
Expected credit losses | Stage 2
LOANS AND OTHER FINANCING
Financial assets at beginning of period	11,101,509	19,843,883
Transfers 1 to 2	1,030,912	743,016
2 to 3	(65,722)	(32,466)
2 to 1	(1,117,854)	(242,619)
3 to 2	18,320	10,923
Disposals	(2,500,356)	(5,583,915)
Interest accrual	10,534,865
Net changes of financial assets		651,666
Write-Offs	(90,757)	(9,162,243)
Exchange Differences and Others	66,300	12,737,352
Result from exposure to changes in the purchasing power of money	(5,992,584)	(7,864,088)
Financial assets at end of period	12,984,633	11,101,509
Expected credit losses | Stage 3
LOANS AND OTHER FINANCING
Financial assets at beginning of period	16,966,911	42,451,935
1 to 3	1,567,021	489,295
2 to 3	375,206	186,007
3 to 2	(548,901)	(44,378)
3 to 1	(67,596)	(24,154)
Disposals	(2,754,021)	(11,330,067)
Interest accrual	22,111,604
Net changes of financial assets		5,830,917
Write-Offs	(12,123,262)	(20,876,934)
Portfolio sale	(1,003,942)	(12,330,922)
Exchange Differences and Others	653,421	31,323,848
Result from exposure to changes in the purchasing power of money	(7,306,679)	(18,708,636)
Financial assets at end of period	$ 17,869,762	$ 16,966,911